Future Minimum Time Charter Revenue (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Time Charter Revenue
Future Minimum Time Charter Revenue
December 31,
2016	$55,316
2017	31,652
2018	31,293
2019	31,167
2020	31,225
Thereafter	133,688
Total	$314,341